Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital	Capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Cash flow hedging reserve	Accumulated deficit reserve	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity attributable to owners of the parent (restated)		€ 0.0	€ 1,623.7	€ 2.9	€ 493.4	€ 83.2	€ (3.0)	€ (329.5)	€ 1,870.7
Equity (restated)	€ 1,870.7									€ 0.0
Equity attributable to owners, beginning balance at Dec. 31, 2017		0.0	1,623.7	2.9	493.4	83.2	(3.0)	(347.6)	1,852.6
Equity at Dec. 31, 2017	1,852.6									0.0
Profit for the period	130.1							130.1	130.1
Profit	129.7									(0.4)
Other comprehensive income (loss) for the year	13.8					5.1	13.0	(4.3)	13.8
Total comprehensive income for the period	143.9					5.1	13.0	125.8	143.9
Comprehensive income	143.5									(0.4)
Founder Preferred Shares Annual Dividend Amount			120.8		(120.8)
Share based payment charge	9.5			9.5					9.5
Issue of equity	0.1		0.1						0.1
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	(0.2)		0.6	(0.8)					(0.2)
Reclassification of awards for settlement of tax liabilities	(2.0)			(2.0)					(2.0)
Non controlling interest through acquisition of subsidiary	(0.1)									(0.1)
Total transaction with owners, recognized directly in equity	7.3		121.5	6.7	(120.8)				7.4	(0.1)
Equity attributable to owners, ending balance at Sep. 30, 2018		0.0	1,745.2	9.6	372.6	88.3	10.0	(203.7)	2,022.0
Equity at Sep. 30, 2018	2,021.5									(0.5)
Equity attributable to owners, beginning balance at Dec. 31, 2017		0.0	1,623.7	2.9	493.4	83.2	(3.0)	(347.6)	1,852.6
Equity at Dec. 31, 2017	1,852.6									0.0
Fair value gain (loss) that would have been recognised in profit or loss or other comprehensive income if financial liabilities had not been reclassified as measured at amortised cost, initial application of IFRS 9	18.1							18.1	18.1
Equity attributable to owners, ending balance at Dec. 31, 2018	2,059.9	0.0	1,748.5	9.4	372.6	88.8	8.5	(167.9)	2,059.9
Equity at Dec. 31, 2018	2,059.1									(0.8)
Equity attributable to owners of the parent (restated)		0.0	1,748.5	9.4	372.6	88.8	8.5	(136.6)	2,091.2
Equity (restated)	2,090.4									(0.8)
Profit for the period	108.0							108.0	108.0
Profit	107.7									(0.3)
Other comprehensive income (loss) for the year	(57.0)					(1.7)	(10.8)	(44.5)	(57.0)
Total comprehensive income for the period	51.0					(1.7)	(10.8)	63.5	51.0
Comprehensive income	50.7									(0.3)
Increase in reserves recognized of applying IFRS 16	31.3							31.3	31.3
Founder Preferred Shares Annual Dividend Amount			2.5		(2.5)				0.0
Share based payment charge	11.1			11.1					11.1
Issue of equity	353.2		354.5	(1.3)					353.2
Payments for share issue costs	(11.1)		(11.1)						(11.1)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	(0.2)		0.6	(0.8)					(0.2)
Reclassification of awards for settlement of tax liabilities	0.4			0.4					0.4
Total transaction with owners, recognized directly in equity	353.4		346.5	9.4	(2.5)				353.4
Equity attributable to owners, ending balance at Sep. 30, 2019	2,495.6	€ 0.0	€ 2,095.0	€ 18.8	€ 370.1	€ 87.1	€ (2.3)	€ (73.1)	€ 2,495.6
Equity at Sep. 30, 2019	€ 2,494.5									€ (1.1)